Defined Benefit Obligation and Other Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of components of defined benefit obligations and other long-term liabilities
The components of defined benefit obligation and other long-term liabilities are as follows:

As at Dec. 31	2023	2022
Defined benefit obligation (Note 31)	155	150
Retail power contract liability	83	126
Other	13	18
Total	251	294